SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Total	$ 1,422,373	$ 1,505,390
Estimated life (years)	20 years
Website [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 1,250	8,750
Estimated life (years)	3 years
MABT Covid-19 License [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 1,306,701	1,379,983
Estimated life (years)	20 years
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 104,232	110,432
Estimated life (years)	20 years
National Institute of Health Patent License One [Member]
Finite-Lived Intangible Assets [Line Items]
Total
Estimated life (years)	2 years
National Institute of Health Patent License Two [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 1,756	6,225
Estimated life (years)	3 years
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 8,434
Estimated life (years)	20 years